Credit Risk - Disclosure of Credit Performance (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 210,094	£ 208,750
Exposures	313,347	322,745
Loss allowances	828	1,303
Loans to customers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	207,300	207,000
Gross write- offs	191	253
Loss allowances	865	1,377
Loans to customers | Undrawn Balances
Disclosure of credit risk exposure [line items]
Loans and advances to customers	37,700	43,200
Loans to customers | Stage 1
Disclosure of credit risk exposure [line items]
Exposures	187,900	187,100
Loans to customers | Stage 1 | Undrawn Balances
Disclosure of credit risk exposure [line items]
Exposures	36,100	41,800
Loans to customers | Stage 2
Disclosure of credit risk exposure [line items]
Exposures	16,500	17,000
Loans to customers | Stage 2 | Undrawn Balances
Disclosure of credit risk exposure [line items]
Exposures	1,500	1,300
Loans to customers | Stage 3
Disclosure of credit risk exposure [line items]
Exposures	2,900	2,900
Loans to customers | Stage 3 | Undrawn Balances
Disclosure of credit risk exposure [line items]
Exposures	100	100
Retail Banking | Loans to customers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	183,000	175,400
Gross write- offs	108	155
Loss allowances	388	588
Retail Banking | Loans to customers | Stage 1
Disclosure of credit risk exposure [line items]
Exposures	169,200	162,600
Retail Banking | Loans to customers | Stage 2
Disclosure of credit risk exposure [line items]
Exposures	11,700	10,900
Retail Banking | Loans to customers | Stage 3
Disclosure of credit risk exposure [line items]
Exposures	2,100	1,900
Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	174,712	166,730
Homes | Loans to customers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	174,700	166,700
Gross write- offs	5	14
Loss allowances	190	280
Homes | Loans to customers | Stage 1
Disclosure of credit risk exposure [line items]
Exposures	161,800	154,600
Homes | Loans to customers | Stage 2
Disclosure of credit risk exposure [line items]
Exposures	11,100	10,300
Homes | Loans to customers | Stage 3
Disclosure of credit risk exposure [line items]
Exposures	1,800	1,800
Everyday Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	8,311	8,650
Gross write- offs	103	141
Loss allowances	198	308
Everyday Banking | Loans to customers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	8,300	8,700
Gross write- offs	103	141
Loss allowances	198	308
Everyday Banking | Loans to customers | Stage 1
Disclosure of credit risk exposure [line items]
Exposures	7,400	8,000
Everyday Banking | Loans to customers | Stage 2
Disclosure of credit risk exposure [line items]
Exposures	600	600
Everyday Banking | Loans to customers | Stage 3
Disclosure of credit risk exposure [line items]
Exposures	300	100
Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	4,984	8,024
Gross write- offs	25	25
Loss allowances	52	118
Consumer Finance | Loans to customers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	5,000	8,000
Gross write- offs	25	25
Loss allowances	52	118
Consumer Finance | Loans to customers | Stage 1
Disclosure of credit risk exposure [line items]
Exposures	4,800	7,600
Consumer Finance | Loans to customers | Stage 2
Disclosure of credit risk exposure [line items]
Exposures	200	400
Consumer Finance | Loans to customers | Stage 3
Disclosure of credit risk exposure [line items]
Exposures	0	0
Corporate & Commercial Banking | Loans to customers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	17,000	17,600
Gross write- offs	58	51
Loss allowances	423	603
Corporate & Commercial Banking | Loans to customers | Stage 1
Disclosure of credit risk exposure [line items]
Exposures	11,800	11,100
Corporate & Commercial Banking | Loans to customers | Stage 2
Disclosure of credit risk exposure [line items]
Exposures	4,400	5,500
Corporate & Commercial Banking | Loans to customers | Stage 3
Disclosure of credit risk exposure [line items]
Exposures	800	1,000
Corporate Centre | Loans to customers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	2,300	3,200
Gross write- offs	0	0
Loss allowances	2	35
Corporate Centre | Loans to customers | Stage 1
Disclosure of credit risk exposure [line items]
Exposures	2,100	3,200
Corporate Centre | Loans to customers | Stage 2
Disclosure of credit risk exposure [line items]
Exposures	200	0
Corporate Centre | Loans to customers | Stage 3
Disclosure of credit risk exposure [line items]
Exposures	£ 0	0
Corporate & Investment Banking | Loans to customers
Disclosure of credit risk exposure [line items]
Loans and advances to customers		2,800
Gross write- offs		22
Loss allowances		33
Corporate & Investment Banking | Loans to customers | Stage 1
Disclosure of credit risk exposure [line items]
Exposures		2,600
Corporate & Investment Banking | Loans to customers | Stage 2
Disclosure of credit risk exposure [line items]
Exposures		200
Corporate & Investment Banking | Loans to customers | Stage 3
Disclosure of credit risk exposure [line items]
Exposures		£ 0
Corporate loans | Loans to customers | Stage 1
Disclosure of credit risk exposure [line items]
Exposure ratio	90.65%	90.34%
Corporate loans | Loans to customers | Stage 2
Disclosure of credit risk exposure [line items]
Exposure ratio	7.93%	8.26%
Corporate loans | Loans to customers | Stage 3
Disclosure of credit risk exposure [line items]
Exposure ratio	1.45%	1.45%